Annual Total Returns - Franklin Rising Dividends VIP Fund [BarChart] - FTVIP Class 2-66 - Franklin Rising Dividends VIP Fund - Class 2	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	20.64%
Annual Return 2011	6.00%
Annual Return 2012	11.96%
Annual Return 2013	29.69%
Annual Return 2014	8.72%
Annual Return 2015	(3.65%)
Annual Return 2016	16.04%
Annual Return 2017	20.56%
Annual Return 2018	(5.07%)
Annual Return 2019	29.23%